UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2006

Check here if Amendment [  ]; Amendment Number:  ___________
  This Amendment (Check only one):       [  ] is a restatement.
						     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pineno Levin & Ford Asset Management, Inc.
Address:	7204 Glen Forest Dr., Suite 103
		Richmond, VA 23226

Form 13F File Number:	28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		      Jeffrey Levin
Title:		Chief Compliance Officer
Phone:		804-288-3772

Signature, Place, and Date of Signing:

/s/ Jeffrey D. Levin			Richmond, VA		February 28, 2007


Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	102803
						    (thousands)


List of Other Included Managers:


NONE

FORM 13F INFORMATION TABLE
						TITLE OF				VALUE		SHARES/	SH/	PUT/	INVEST	OTHER		   VOTING AUTHORITY
NAME OF ISSUER				CLASS			CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCETN	MANAGERS	SOLE	  SHARED	NONE
------------------------------	--------------  	----------	---------	--------	---	----	------	--------	-----   ------  ------
ALBEMARLE CORP				COM			012653101	 726		10114		SH		SOLE				10114		0	   0
ALLTEL CORPORATION			COM			020039103	2967		49050		SH		SOLE				43500		0	5550
AMERICAN EXPRESS COMPANY		COM			025816109	1446		23840		SH		SOLE				19700		0	4140
AMERICAN INTERNATIONAL GROUP		COM			026874107	 588		 8207		SH		SOLE				 6857		0	1350
AMERICAN LAND LEASE			COM			027118108	2099		79200		SH		SOLE				71000		0	8200
AMGEN INC					COM			031162100	2520		36890		SH		SOLE				29960		0	6930
BANKAMERICA CORP				COM			066050105	4484		83985		SH		SOLE				75184		0	8801
BAXTER INTERNATIONAL INC		COM			071813109	2809		60550		SH		SOLE				53450		0	7100
BB&T CORPORATION				COM			054937107	2135		48594		SH		SOLE				48206		0	 388
BERKSHIRE HATHAWAY CL B			COM			084670207	1965		  536		SH		SOLE				  469		0	  67
BP PLC 					SPONSORED ADR	055622104	3040		45305		SH		SOLE				41099		0	4206
CAPITAL ONE FINANCIAL			COM			14040H105	2667		34720		SH		SOLE				30920		0	3800
CHEVRONTEXACO CORP			COM			166764100	 407		 5527		SH		SOLE				 3856		0	1671
CISCO SYSTEMS				COM			17275R102	 235		 8595		SH		SOLE				 7195		0	1400
CITIGROUP INC				COM			172967101	 433		 7777		SH		SOLE				 6177		0	1600
COCA-COLA CO				COM			191216100	 324		 6713		SH		SOLE				 4008		0	2705
COMCAST CORP CLASS A			COM			200300101	3387		80006		SH		SOLE				68006		0    12000
COUSINS PROPERTIES			COM			222795106	1000		28350		SH		SOLE				24200		0	4150
DISNEY WALT HOLDING COMPANY		COM			254687106	3067		89491		SH		SOLE				81276		0	8215
DOMINION RESOURCES VA			COM			257470104	3236		38595		SH		SOLE				33755		0	4840
EXXON MOBIL CORP				COM			30231G102	4570		59633		SH		SOLE				51493		0	8140
FPL GROUP INC				COM			302571104	 677		12450		SH		SOLE				10850		0	1600
FIRST DATA CORP				COM			319963104	1464		57350		SH		SOLE				51550		0	5800
GANNETT CO INC DEL			COM			364730101	2100		34740		SH		SOLE				30565		0	4175
GENERAL ELECTRIC COMPANY		COM			369604103	3515		94464		SH		SOLE				82129		0    12335
HEALTH MGMT ASSOC INC			COM			421933102	1674		79300		SH		SOLE				67950		0    11350
HEWLETT-PACKARD COMPANY			COM			428236103	3260		79067		SH		SOLE				70657		0	8500
HILB ROGAL & HOBBS COMPANY		COM			431294107	2570		61012		SH		SOLE				53712		0	7300
INTEL CORPORATION				COM			458140100	2038	     100658		SH		SOLE				85708		0    14950
JOHNSON & JOHNSON				COM			478160104	3375		51118		SH		SOLE				44887		0	6231
KROGER COMPANY				COM			501044101	1863		80750		SH		SOLE				70250		0    10500
LIBERTY MEDIA HOLDING-CAPITAL A	COM			53071M302	1078		11005		SH		SOLE				 9581		0	1425
LIBERTY MEDIA HLDG-INTERACTIVE	COM			53071M104	1187		55034		SH		SOLE				47909		0	7125
MANOR CARE INC				COM			404134108	1704		36327		SH		SOLE				32277		0	4050
MARRIOTT INTERNATIONAL INC		COM			571903202	2193		45950		SH		SOLE				40150		0	5800
MCCORMICK & COMPANY			COM			579780206	2206		57200		SH		SOLE				50350		0	6850
MCGRAW-HILL COS INC			COM			580645109	1391		20450		SH		SOLE				19050		0	1400
MEDTRONIC INC				COM			585055106	 950		17747		SH		SOLE				16247		0	1500
MICROSOFT CORP				COM			594918104	3489	     116848		SH		SOLE			     104263		0    12585
OWENS & MINOR INC				COM			690732102	 250		 8000		SH		SOLE				 8000		0	   0
PAYCHEX INC					COM			718507106	 918		23216		SH		SOLE				23216		0	   0
PEPSICO INC					COM			713448108	 278		 4438		SH		SOLE				 4438		0	   0
PFIZER INC					COM			717081103	 375		14479		SH		SOLE				13879		0	 600
PIEDMONT NATURAL GAS COMPANY		COM			720186105	 984		36800		SH		SOLE				30200		0	6600
PROCTOR & GAMBLE CO			COM			742718109	 635		 9878		SH		SOLE				 8305		0	1573
ROYAL DUTCH SHELL PLC			SPONS ADR A		780257804	 281		 3963		SH		SOLE				 3963		0	   0
SCANA CORPORATION HOLDING CO		COM			80589M102	2449		60283		SH		SOLE				53049		0	7234
SCHLUMBERGER LIMITED			COM			806857108	2353		37250		SH		SOLE				32150		0	5100
SMITHFIELD FOODS INC			COM			832248108	2616	     101950		SH		SOLE				88750		0    13200
SUNTRUST BANKS INC			COM			867914103	 774		 9165		SH		SOLE				 8865		0	 300
TIME WARNER INC				COM			887315109	2476	     113700		SH		SOLE			     100700		0    13000
WACHOVIA CORPORATION			COM			929771103	2311		40581		SH		SOLE				36681		0	3900
WASTE MGMT INC DEL			COM			94106L109	3538		96225		SH		SOLE				83325		0    12900
WESTERN UN CO				COM			959802109	1286		57350		SH		SOLE				51550		0	5800
WYETH						COM			983024100	 440		 8650		SH		SOLE				 8650		0	   0